UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska		68197
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2013 – December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 29.1%
$201,992	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	$215,673
116,797	Bear Stearns Asset Backed Securities I Trust REMIC, 0.56%, 10/25/34 (a)	116,365
31,376	Bear Stearns Asset Backed Securities I Trust REMIC, 0.38%, 12/25/35 (a)	31,292
90,928	Bear Stearns Asset Backed Securities I Trust REMIC, 0.38%, 02/25/36 (a)	90,421
197,881	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.53%, 09/11/41	197,752
975,000	Cabela’s Master Credit Card Trust, 2.17%, 08/16/21 (b)	975,900
39,775	Chase Funding Trust REMIC, 4.27%, 06/25/15	39,921
180,119	Chase Funding Trust REMIC, 4.40%, 02/25/30	179,861
148,130	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	150,947
800,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	916,092
798,100	Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 08/25/36 (a)	774,688
220,245	Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 10/25/36 (a)	218,549
144,937	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	147,191
293,104	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.60%, 10/25/30 (a) (b)	249,697
452,324	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	453,457
38,209	Countrywide Asset-Backed Certificates REMIC, 0.40%, 04/25/36 (a)	38,117
414,753	Countrywide Asset-Backed Certificates REMIC, 0.34%, 07/25/36 (a)	402,683
87,688	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	87,702
387,034	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 3.36%, 02/25/33 (a)	387,255
282,136	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.29%, 02/25/33 (a)	259,569
915,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	948,880
654,354	Fremont Home Loan Trust REMIC, 1.03%, 11/25/34 (a)	605,734
650,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.81%, 03/25/34 (a)	646,263
850,000	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	890,738
367,006	GSAMP Trust REMIC, 0.37%, 01/25/36 (a)	355,782
326,824	Irwin Whole Loan Home Equity Trust REMIC, 1.26%, 11/25/28 (a)	325,657
426,913	Irwin Whole Loan Home Equity Trust REMIC, 0.63%, 12/25/29 (a)	406,219
760,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	770,425
840,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.39%, 07/25/36 (a)	730,856
895,000	Long Beach Mortgage Loan Trust REMIC, 1.06%, 10/25/34 (a)	840,878
624,668	Long Beach Mortgage Loan Trust REMIC, 0.90%, 04/25/35 (a)	622,752
27,383	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	27,306
499,435	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	521,874
496,252	Morgan Stanley Home Equity Loan Trust REMIC, 0.87%, 12/25/34 (a)	490,166
932,000	Newcastle Investment Trust, 6.00%, 07/10/35	963,930
278,632	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.84%, 06/25/35 (a)	273,936
228,378	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	169,241
411,460	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.37%, 12/25/35 (a)	404,855
440,717	Origen Manufactured Housing Contract Trust, 5.22%, 05/15/32	441,693
44,072	Origen Manufactured Housing Contract Trust, 7.17%, 05/15/32	44,512
420,892	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	447,496
660,000	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.81%, 10/25/34 (a)	629,334
341,714	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	345,642
22,866	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	22,852
752,973	Preferred Term Securities XII Ltd., 0.94%, 12/24/33 (a) (b)	634,380

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$788,177	Preferred Term Securities XIV Ltd., 0.72%, 06/24/34 (a) (b)	$634,482
511,869	Preferred Term Securities XXIV Ltd., 0.54%, 03/22/37 (a) (b)	386,461
103,041	RAAC Trust REMIC, 0.33%, 08/25/36 (a)	102,960
877,593	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	885,514
184,242	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	186,233
99,496	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 05/25/34	99,444
85,351	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	87,165
204,624	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	197,829
850,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.67%, 06/25/35 (a)	776,604
131,777	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	127,697
327,286	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	335,527
246,752	Residential Asset Securities Corp. Trust REMIC, 3.77%, 01/25/32 (a)	247,804
304,749	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	311,811
548,458	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33	560,390
158,757	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	163,880
85,678	Residential Asset Securities Corp. Trust REMIC, 0.35%, 03/25/36 (a)	85,370
247,485	SACO I Trust REMIC, 0.72%, 11/25/35 (a)	245,220
274,227	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	284,990
543,175	Terwin Mortgage Trust REMIC, 3.09%, 11/25/35 (a)	541,093
499,104	Vanderbilt Mortgage & Finance REMIC, 6.57%, 08/07/24	513,781
605,214	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	617,237
905,000	Vanderbilt Mortgage Finance, 6.96%, 09/07/31	933,777
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	734,970
402,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	391,086
227,446	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.54%, 12/25/35 (a)	223,643
170,040	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.30%, 07/25/36 (a)	168,328

Total Non-U.S. Government Agency Asset-Backed Securities (cost $27,849,117)		28,337,829

Corporate Bonds - 28.0%
Consumer Discretionary - 3.5%
880,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	895,573
360,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	381,600
285,000	Hanesbrands Inc., 6.38%, 12/15/20	311,363
520,000	Maytag Corp., 5.00%, 05/15/15	544,999
375,000	Mohawk Industries Inc., 6.13%, 01/15/16 (c)	410,625
860,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	851,750
		3,395,910
Consumer Staples - 2.1%
825,000	Cargill Inc., 1.90%, 03/01/17 (b)	826,312
835,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	872,071
395,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	379,200
		2,077,583
Energy - 1.7%
615,000	ConocoPhillips, 4.60%, 01/15/15	641,060
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	463,218
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	501,545
		1,605,823
Financials - 15.7%
735,000	ACE INA Holdings Inc., 5.60%, 05/15/15	783,958
710,000	American Express Bank FSB, 0.47%, 06/12/17 (a)	703,013
900,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	885,907
695,000	Bank of America Corp., 5.65%, 05/01/18	790,742
650,000	Berkshire Hathaway Inc., 1.90%, 01/31/17	664,731
565,000	Caterpillar Financial Services Corp., 1.63%, 06/01/17	568,321

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$805,000	Citigroup Inc., 4.45%, 01/10/17	$872,171
740,000	CME Group Index Services LLC, 4.40%, 03/15/18 (b)	798,228
290,000	General Electric Capital Corp., 0.51%, 08/07/18 (a)	285,104
340,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	368,900
440,000	Genworth Financial Inc., 7.63%, 09/24/21	522,952
785,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	834,603
695,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d)	766,238
510,000	KeyBank NA, 4.95%, 09/15/15	542,491
680,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	690,218
800,000	Morgan Stanley, 4.75%, 03/22/17	872,750
810,000	Murray Street Investment Trust I, 4.65%, 03/09/17	871,979
670,000	PNC Funding Corp., 0.44%, 01/31/14 (a)	670,079
670,000	Pricoa Global Funding I, 0.46%, 06/24/16 (a) (b)	663,665
140,000	Regions Financial Corp., 7.75%, 11/10/14	147,707
585,000	Regions Financial Corp., 2.00%, 05/15/18	566,191
650,000	State Street Bank & Trust Co., 0.44%, 12/08/15 (a)	648,692
705,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (d)	786,075
		15,304,715
Industrials - 1.8%
495,000	Textron Inc., 6.20%, 03/15/15	525,102
495,000	Union Pacific Corp., 5.70%, 08/15/18	569,528
590,000	United Technologies Corp., 5.38%, 12/15/17	672,061
		1,766,691
Information Technology - 1.4%
525,000	CA Inc., 6.13%, 12/01/14	549,170
840,000	Intel Corp., 1.35%, 12/15/17	829,838
		1,379,008
Materials - 0.5%
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (c)	487,901

Telecommunication Services - 0.7%
310,000	Crown Castle International Corp., 7.13%, 11/01/19	334,025
345,000	Verizon Communications Inc., 3.65%, 09/14/18	365,022
		699,047
Utilities - 0.6%
565,000	Georgia Power Co., 3.00%, 04/15/16	588,911

Total Corporate Bonds (cost $26,923,696)		27,305,589

Government and Agency Obligations - 40.0%
GOVERNMENT SECURITIES - 34.1%
Municipals - 4.4%
455,000	City of Indianapolis, Indiana, 0.63%, 07/01/14	455,059
165,000	City of Lincoln, Nebraska, 4.25%, 11/01/14	168,166
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	389,188
250,000	Lincoln Airport Authority, 1.33%, 07/01/16	248,788
730,000	Montana Board of Housing, 1.60%, 06/01/16	733,263
530,000	Nebraska Investment Finance Authority, 0.90%, 03/01/15	531,775
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	619,584
325,000	State of Mississippi, 2.63%, 11/01/16	339,268
765,000	Tennessee Housing Development Agency, 0.50%, 07/01/14	765,719
		4,250,810
Treasury Inflation Index Securities - 0.7%
714,191	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (e)	733,329

U.S. Treasury Securities - 29.0%
10,510,000	U.S. Treasury Note, 0.25%, 12/15/15	10,486,594
6,835,000	U.S. Treasury Note, 1.75%, 05/31/16	7,032,573
10,935,000	U.S. Treasury Note, 0.63%, 09/30/17	10,705,190
		28,224,357
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 5.9%
Federal Home Loan Mortgage Corp. - 0.9%
396,157	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	419,075
450,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	463,940
		883,015

See accompanying Notes to Schedules of Portfolio Investments.

Shares or Principal Amount	Security Description	Value
Federal National Mortgage Association - 5.0%
$209,837	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	$222,641
543,263	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	560,295
139,128	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	143,812
417,019	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	442,358
1,261,560	Federal National Mortgage Association, 3.00%, 10/01/26	1,288,415
590,993	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	606,855
660,000	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	656,777
901,535	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	938,562
354,613	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	34,428
		4,894,143

Total Government and Agency Obligations (cost $39,129,454)		38,985,654

Preferred Stocks - 0.4%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 02/18/14) (d)	403,706

Total Preferred Stocks (cost $564,328)		403,706

Short Term Investments - 2.0%
Investment Company - 2.0%
2,002,966	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	2,002,966

Total Short Term Investments (cost $2,002,966)		2,002,966

Total Investments - 99.5% (cost $96,469,561)		97,035,744
Other assets in excess of liabilities - 0.5%		449,813
NET ASSETS - 100%		$97,485,557

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Perpetual maturity security.
(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.

AMBAC	AMBAC Indemnity Corp.
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 28.4%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (a)	$1,434,881
222,338	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.53%, 09/11/41	222,193
685,000	Cabela’s Master Credit Card Trust, 2.71%, 02/17/26 (b)	634,094
167,881	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	171,074
550,579	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	577,992
840,105	Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 08/25/36 (a)	815,461
175,066	Citigroup Mortgage Loan Trust Inc. REMIC, 0.31%, 10/25/36 (a)	173,718
144,937	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	147,191
243,214	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.60%, 10/25/30 (a) (b)	207,195
347,638	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	348,508
20,586	Countrywide Asset-Backed Certificates REMIC, 0.40%, 04/25/36 (a)	20,537
260,100	Countrywide Asset-Backed Certificates REMIC, 0.34%, 07/25/36 (a)	252,530
87,689	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	87,702
108,505	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	114,331
282,136	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.29%, 02/25/33 (a)	259,569
312,943	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	314,567
455,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	471,847
500,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.81%, 03/25/34 (a)	497,126
575,000	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	602,558
338,775	GSAMP Trust REMIC, 0.37%, 01/25/36 (a)	328,414
340,164	Irwin Whole Loan Home Equity Trust REMIC, 1.26%, 11/25/28 (a)	338,949
833,002	Irwin Whole Loan Home Equity Trust REMIC, 0.63%, 12/25/29 (a)	792,622
480,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	486,584
860,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.39%, 07/25/36 (a)	748,258
25,276	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	25,205
792,373	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	827,974
278,693	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.84%, 06/25/35 (a)	273,996
247,410	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	183,345
300,000	NovaStar Mortgage Funding Trust REMIC, 1.81%, 03/25/35 (a)	294,111
448,866	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.37%, 12/25/35 (a)	441,660
514,424	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	546,939
106,970	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.78%, 10/25/34 (a)	106,946
800,239	Preferred Term Securities XII Ltd., 0.94%, 12/24/33 (a) (b)	674,201
788,177	Preferred Term Securities XIV Ltd., 0.72%, 06/24/34 (a) (b)	634,482
1,049,119	Preferred Term Securities XXI Ltd., 0.89%, 03/22/38 (a) (b) (c)	485,217
500,409	Preferred Term Securities XXIV Ltd., 0.54%, 03/22/37 (a) (b)	377,809
129,249	RAAC Trust REMIC, 0.33%, 08/25/36 (a)	129,148
650,834	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	656,708
192,806	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	194,891
59,697	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 05/25/34	59,666
421,484	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	430,444
137,843	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	133,266
480,708	Residential Asset Mortgage Products Inc. Trust REMIC, 5.63%, 01/25/34	504,265
870,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.67%, 06/25/35 (a)	794,877

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$161,869	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	$156,858
274,921	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	281,843
283,487	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	290,057
158,757	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	163,880
247,485	SACO I Trust REMIC, 0.72%, 11/25/35 (a)	245,220
317,415	Structured Asset Securities Corp. REMIC, 1.21%, 11/25/34 (a)	295,391
61,156	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33 (a)	61,979
276,473	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	281,965
675,000	Vanderbilt Mortgage Finance, 6.96%, 09/07/31	696,464
795,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	773,417
429,098	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.54%, 12/25/35 (a)	421,924
101,961	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.30%, 07/25/36 (a)	100,935
187,339	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	192,193
625,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	604,125
430,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	437,926

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,896,780)		22,827,228

Corporate Bonds - 24.2%
Consumer Discretionary - 2.7%
465,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	446,059
300,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	318,000
290,000	Hanesbrands Inc., 6.38%, 12/15/20	316,825
325,000	Mohawk Industries Inc., 6.13%, 01/15/16 (d)	355,875
375,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	392,861
355,000	Whirlpool Corp., 4.85%, 06/15/21	372,488
		2,202,108
Consumer Staples - 2.4%
235,000	Cargill Inc., 3.25%, 11/15/21 (b)	228,203
445,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	464,757
405,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	388,800
450,000	PepsiCo Inc., 4.88%, 11/01/40	448,412
380,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	429,997
		1,960,169
Energy - 1.0%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	385,499
270,000	Tosco Corp., 8.13%, 02/15/30	375,248
		760,747
Financials - 10.6%
355,000	ACE INA Holdings Inc., 5.90%, 06/15/19	414,212
390,000	American Express Co., 6.80%, 09/01/66 (a)	415,545
490,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	482,327
405,000	Bank of America Corp., 5.65%, 05/01/18	460,792
285,000	Chubb Corp., 6.80%, 11/15/31	344,424
435,000	Citigroup Inc., 4.45%, 01/10/17	471,297
455,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	493,675
355,000	Genworth Financial Inc., 7.63%, 09/24/21	421,927
445,000	Goldman Sachs Capital I, 6.35%, 02/15/34	447,817
432,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	459,297
405,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	446,513
311,000	KeyBank NA, 4.95%, 09/15/15	330,813
405,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	411,086
460,000	Morgan Stanley, 4.75%, 03/22/17	501,831
375,000	PNC Funding Corp., 0.44%, 01/31/14 (a)	375,044
285,000	Prudential Financial Inc., 7.38%, 06/15/19	349,704
88,000	Regions Financial Corp., 7.75%, 11/10/14	92,845
380,000	Regions Financial Corp., 2.00%, 05/15/18	367,782
375,000	State Street Bank & Trust Co., 0.44%, 12/08/15 (a)	374,246

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$363,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (e)	$387,049
410,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (e)	457,150
		8,505,376
Health Care - 0.2%
160,000	Pfizer Inc., 6.20%, 03/15/19	189,569

Industrials - 1.5%
345,000	Textron Inc., 6.20%, 03/15/15	365,980
335,000	Union Pacific Corp., 5.70%, 08/15/18	385,438
380,000	United Technologies Corp., 6.13%, 07/15/38	451,613
		1,203,031
Information Technology - 2.1%
345,000	CA Inc., 6.13%, 12/01/14	360,883
505,000	Intel Corp., 2.70%, 12/15/22	464,766
360,000	International Business Machines Corp., 5.60%, 11/30/39	401,375
455,000	Motorola Solutions Inc., 3.75%, 05/15/22	439,843
		1,666,867
Materials - 2.0%
435,000	Dow Chemical Co., 4.25%, 11/15/20	462,770
305,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	346,556
493,000	Mosaic Co., 3.75%, 11/15/21	481,924
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (d)	303,012
		1,594,262
Telecommunication Services - 0.7%
305,000	Crown Castle International Corp., 7.13%, 11/01/19	328,638
220,000	Verizon Communications Inc., 5.15%, 09/15/23	235,840
		564,478
Utilities - 1.0%
315,000	Alabama Power Co., 5.50%, 10/15/17	355,612
370,000	PacifiCorp, 6.25%, 10/15/37	439,768
		795,380

Total Corporate Bonds (cost $19,168,929)		19,441,987

Government and Agency Obligations - 41.7%
GOVERNMENT SECURITIES - 18.2%
Municipals - 2.4%
450,000	Montana Board of Housing, 2.38%, 06/01/20	437,841
340,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	378,859
225,000	State of Connecticut, 4.95%, 12/01/20	247,835
225,000	State of Connecticut, 5.63%, 12/01/29	241,884
240,000	University of Michigan, 6.01%, 04/01/25	265,294
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	357,416
		1,929,129
Treasury Inflation Index Securities - 1.0%
835,807	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	802,244

U.S. Treasury Securities - 14.8%
1,430,000	U.S. Treasury Bond, 5.38%, 02/15/31	1,747,729
3,300,000	U.S. Treasury Bond, 3.63%, 08/15/43	3,103,547
885,000	U.S. Treasury Note, 0.63%, 09/30/17	866,401
2,870,000	U.S. Treasury Note, 3.38%, 11/15/19	3,084,128
3,430,000	U.S. Treasury Note, 1.63%, 11/15/22	3,091,020
		11,892,825
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 23.5%
Federal Home Loan Mortgage Corp. - 7.0%
810,078	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	854,879
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,354,429
700,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	721,684
1,419,472	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,528,560
1,093,372	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,178,660
		5,638,212
Federal National Mortgage Association - 13.8%
106,887	Federal National Mortgage Association, 5.50%, 11/01/16	113,446
44,325	Federal National Mortgage Association, 4.50%, 12/01/18	47,184
762,776	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	803,050
559,003	Federal National Mortgage Association, 7.50%, 08/01/22	611,359

See accompanying Notes to Schedules of Portfolio Investments.

Shares or Principal Amount	Security Description	Value
$130,102	Federal National Mortgage Association, 4.00%, 06/01/24	$137,999
54,320	Federal National Mortgage Association, 4.00%, 10/01/24	57,617
741,565	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	805,556
1,089,848	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	1,156,570
67,448	Federal National Mortgage Association, 5.00%, 08/01/34	73,292
1,063,180	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,125,119
1,177,368	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	1,208,969
79,377	Federal National Mortgage Association, 5.50%, 08/01/37	87,461
269,886	Federal National Mortgage Association, 6.00%, 09/01/38	299,721
1,350,000	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,343,406
659,349	Federal National Mortgage Association, 4.50%, 01/01/40	704,628
1,177,926	Federal National Mortgage Association, 4.00%, 04/01/41	1,215,748
815,138	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	848,617
458,803	Federal National Mortgage Association, 4.00%, 02/01/42	473,772
		11,113,514
Government National Mortgage Association - 2.7%
1,697,947	Government National Mortgage Association, 3.00%, 03/20/43	1,643,780
433,430	Government National Mortgage Association, 4.72%, 06/20/61	472,617
		2,116,397

Total Government and Agency Obligations (cost $33,799,500)		33,492,321

Preferred Stock - 0.5%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 02/18/14) (e)	425,726

Total Preferred Stocks (cost $595,666)		425,726

Exchange Traded Funds - 0.6%
5,047	iShares iBoxx High Yield Corporate Bond Fund	468,766

Total Exchange Traded Funds (cost $436,132)		468,766

Shares
Investment Company - 1.5%
117,575	Federated Institutional High-Yield Bond Fund	1,200,439

Total Investment Company (cost $1,054,395)		1,200,439

Short Term Investments - 2.3%
Investment Company - 2.3%
1,835,611	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,835,611

Total Short Term Investments (cost $1,835,611)		1,835,611

Total Investments - 99.2% (cost $79,787,013)		79,692,078
Other assets in excess of liabilities - 0.8%		676,846
NET ASSETS - 100%		$80,368,924

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(c)	The security has been placed on non-accrual.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 65.4%
Consumer Discretionary - 15.1%
10,000	Bally Technologies Inc. (a)	$784,500
13,400	BorgWarner Inc.	749,194
9,800	Cabela’s Inc. (a)	653,268
50,000	Chico’s FAS Inc.	942,000
8,600	Comcast Corp. - Class A	446,899
8,200	Discovery Communications Inc. - Class C (a)	687,652
24,800	Foot Locker Inc.	1,027,712
14,400	HanesBrands Inc.	1,011,888
9,800	Nordstrom Inc.	605,640
22,200	Pier 1 Imports Inc.	512,376
425	priceline.com Inc. (a)	494,020
50,000	PulteGroup Inc.	1,018,500
75,000	Standard Pacific Corp. (a)	678,750
10,000	Sturm Ruger & Co. Inc.	730,900
14,000	Tenneco Inc. (a)	791,980
5,450	Ulta Salon Cosmetics & Fragrance Inc. (a)	526,034
4,200	Wynn Resorts Ltd.	815,682
		12,476,995
Consumer Staples - 3.8%
10,300	Church & Dwight Co. Inc.	682,684
8,000	CVS Caremark Corp.	572,560
10,000	Herbalife Ltd.	787,000
6,400	PriceSmart Inc.	739,456
6,500	Whole Foods Market Inc.	375,895
		3,157,595
Energy - 6.3%
8,000	Concho Resources Inc. (a)	864,000
3,750	EOG Resources Inc.	629,400
49,000	Kodiak Oil & Gas Corp. (a)	549,290
12,800	Noble Energy Inc.	871,808
49,800	Northern Oil and Gas Inc. (a)	750,486
7,100	Occidental Petroleum Corp.	675,210
9,400	Schlumberger Ltd.	847,034
		5,187,228
Financials - 4.0%
4,650	Affiliated Managers Group Inc. (a)	1,008,492
3,925	Credit Acceptance Corp. (a)	510,211
14,300	Home Bancshares Inc.	534,105
10,000	Portfolio Recovery Associates Inc. (a)	528,400
15,000	Stifel Financial Corp. (a)	718,800
		3,300,008
Health Care - 11.0%
3,500	Biogen Idec Inc. (a)	979,125
10,000	Catamaran Corp. (a)	474,800
4,350	Celgene Corp. (a)	734,976
12,700	Cerner Corp. (a)	707,898
5,550	Cooper Cos. Inc.	687,312
13,500	Medidata Solutions Inc. (a)	817,695
100,000	PDL BioPharma Inc.	844,000
10,000	Questcor Pharmaceuticals Inc.	544,500
9,200	Thermo Fisher Scientific Inc.	1,024,420
6,000	United Therapeutics Corp. (a)	678,480
9,466	Valeant Pharmaceuticals International Inc. (a)	1,111,308
15,000	Zoetis Inc. - Class A	490,350
		9,094,864
Industrials - 10.9%
15,000	AGCO Corp.	887,850
10,000	Barrett Business Services Inc.	927,400
4,000	Cummins Inc.	563,880
7,500	Dover Corp.	724,050
6,700	FedEx Corp.	963,259
14,850	Fortune Brands Home & Security Inc.	678,645
8,000	Genesee & Wyoming Inc. - Class A (a)	768,400
8,200	Jacobs Engineering Group Inc. (a)	516,518
5,300	Roper Industries Inc.	735,004
40,000	Southwest Airlines Co.	753,600
5,100	Union Pacific Corp.	856,800
15,000	Woodward Inc.	684,150
		9,059,556
Information Technology - 9.5%
13,000	Adobe Systems Inc. (a)	778,440
11,400	Akamai Technologies Inc. (a)	537,852
25,000	Broadridge Financial Solutions Inc.	988,000
5,050	Citrix Systems Inc. (a)	319,413
4,500	Cognizant Technology Solutions Corp. - Class A (a)	454,410
3,600	FactSet Research Systems Inc.	390,888
14,800	Fiserv Inc. (a)	873,940
580	Google Inc. - Class A (a)	650,012
15,000	IAC/InterActiveCorp.	1,030,350
1,020	MasterCard Inc. - Class A	852,169
24,400	Mentor Graphics Corp.	587,308
5,000	VMware Inc. - Class A (a)	448,550
		7,911,332
Materials - 4.8%
2,800	Agrium Inc.	256,144
10,400	Caesarstone Sdot-Yam Ltd.	516,568
5,200	Eastman Chemical Co.	419,640
10,000	FMC Corp.	754,600
28,000	HB Fuller Co.	1,457,120
20,000	PH Glatfelter Co.	552,800
		3,956,872

Total Common Stocks (cost $37,328,908)		54,144,450

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
Corporate Bonds - 16.1%
Consumer Discretionary - 1.5%
$500,000	Comcast Corp., 5.70%, 05/15/18	$573,867
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	325,732
300,000	Viacom Inc., 6.25%, 04/30/16	334,502
		1,234,101
Consumer Staples - 1.1%
500,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	557,394
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	355,348
		912,742
Energy - 1.3%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	303,296
200,000	ONEOK Partners LP, 6.15%, 10/01/16	224,579
500,000	Shell International Finance BV, 3.25%, 09/22/15	523,299
		1,051,174
Financials - 5.9%
500,000	American Express Co., 5.50%, 09/12/16	556,104
500,000	Commonwealth Bank of Australia, 3.63%, 04/13/20 (b) (c)	482,308
500,000	General Electric Capital Corp., 5.63%, 09/15/17	568,575
500,000	Health Care REIT Inc., 6.20%, 06/01/16	555,850
500,000	JPMorgan Chase & Co., 6.40%, 10/02/17	580,053
500,000	Morgan Stanley, 0.72%, 10/15/15 (b)	498,945
250,000	Regions Bank, 7.50%, 05/15/18	295,822
300,000	Simon Property Group LP, 2.80%, 01/30/17	310,195
494,000	Vornado Realty Trust, 4.25%, 04/01/15	509,429
500,000	Wachovia Corp., 5.25%, 08/01/14	513,593
		4,870,874
Health Care - 1.3%
500,000	Novartis Securities Investment Ltd., 5.13%, 02/10/19	565,887
500,000	Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	516,018
		1,081,905
Industrials - 1.7%
400,000	Caterpillar Inc., 7.90%, 12/15/18	501,083
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	577,513
300,000	Honeywell International Inc., 5.30%, 03/01/18	338,976
		1,417,572
Telecommunication Services - 1.0%
500,000	AT&T Inc., 4.45%, 05/15/21	525,737
300,000	Verizon Communications Inc., 4.90%, 09/15/15	320,439
		846,176
Utilities - 2.3%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	424,291
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	447,421
450,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	484,674
500,000	Sempra Energy, 6.50%, 06/01/16	562,567
		1,918,953

Total Corporate Bonds (cost $13,022,949)		13,333,497

Government and Agency Obligations - 9.1%
GOVERNMENT SECURITIES - 8.8%
Municipals - 4.2%
350,000	California State University, RB, 5.45%, 11/01/22	374,395
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	270,877
250,000	City of Industry, California, RB, 7.00%, 01/01/21	267,500
150,000	County of St. Charles, Missouri, RB, 5.16%, 10/01/20	164,547
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	212,240
100,000	Denver Regional Transportation District, RB, 2.21%, 11/01/21	89,073
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	220,024
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	329,016
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	221,464
200,000	Reeves County, Texas, Correctional Facilities, 7.40%, 12/01/17	209,580
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	216,482
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	109,648
265,000	Town of Hamden, Connecticut, GO, Series B, 5.38%, 08/15/22	288,039
200,000	Town of Parker, Colorado, Series A, 5.30%, 11/01/18	217,042

See accompanying Notes to Schedules of Portfolio Investments.

Shares or Principal Amount	Security Description	Value
$155,000	Upper St. Clair Township School District, 2.86%, 07/15/21	$144,215
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	107,048
		3,441,190
Treasury Inflation Index Securities - 0.7%
280,800	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	301,378
247,798	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (e)	284,503
		585,881
U.S. Treasury Securities - 3.9%
2,725,000	U.S. Treasury Bond, 9.25%, 02/15/16	3,230,828

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.3%
Federal National Mortgage Association - 0.3%
239,528	Federal National Mortgage Association, 3.50%, 12/01/26	250,620

Total Government and Agency Obligations (cost $7,286,644)		7,508,519

Short Term Investments - 6.5%
Investment Company - 6.5%
5,359,922	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	5,359,922

Total Short Term Investments (cost $5,359,922)		5,359,922

Total Investments - 97.1% (cost $62,998,423)		80,346,388
Other assets in excess of liabilities - 2.9%		2,360,074
NET ASSETS - 100%		$82,706,462

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at December 31, 2013.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has not deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors. See Restricted Securities in the Notes to Schedules of Portfolio Investments.

(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.

GO	General Obligation
RB	Revenue Bond

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 94.6%
Consumer Discretionary - 14.9%
20,000	BorgWarner Inc.	$1,118,200
32,900	Comcast Corp. - Class A	1,709,648
12,400	Nordstrom Inc.	766,320
1,360	priceline.com Inc. (a)	1,580,864
17,500	Starbucks Corp.	1,371,825
6,700	Wynn Resorts Ltd.	1,301,207
		7,848,064
Consumer Staples - 3.4%
25,000	CVS Caremark Corp.	1,789,250

Energy - 6.5%
4,000	EOG Resources Inc.	671,360
10,400	Noble Energy Inc.	708,344
10,000	Occidental Petroleum Corp.	951,000
12,000	Schlumberger Ltd.	1,081,320
		3,412,024
Financials - 7.4%
2,850	BlackRock Inc.	901,940
20,800	T. Rowe Price Group Inc.	1,742,416
28,000	Wells Fargo & Co.	1,271,200
		3,915,556
Health Care - 17.8%
10,000	Celgene Corp. (a)	1,689,600
16,800	Cerner Corp. (a)	936,432
23,250	Stryker Corp.	1,747,005
16,600	Thermo Fisher Scientific Inc.	1,848,410
15,000	UnitedHealth Group Inc.	1,129,500
17,000	Valeant Pharmaceuticals International Inc. (a)	1,995,800
		9,346,747
Industrials - 18.2%
9,600	AGCO Corp.	568,224
9,980	Cummins Inc.	1,406,881
18,000	Dover Corp.	1,737,720
14,000	FedEx Corp.	2,012,780
20,000	Illinois Tool Works Inc.	1,681,600
6,000	Roper Industries Inc.	832,080
8,000	Union Pacific Corp.	1,344,000
		9,583,285
Information Technology - 20.9%
20,000	Accenture Plc - Class A	1,644,400
24,000	Adobe Systems Inc. (a)	1,437,120
20,000	Cognizant Technology Solutions Corp. - Class A (a)	2,019,600
28,000	Fiserv Inc. (a)	1,653,400
1,650	Google Inc. - Class A (a)	1,849,171
36,100	Oracle Corp.	1,381,186
11,500	VMware Inc. - Class A (a)	1,031,665
		11,016,542
Materials - 5.5%
14,000	Eastman Chemical Co.	1,129,800
15,000	Monsanto Co.	1,748,250
		2,878,050

Total Common Stocks (cost $28,059,729)		49,789,518

Short Term Investments - 1.4%
Investment Company - 1.4%
731,149	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	731,149

Total Short Term Investments (cost $731,149)		731,149

Total Investments - 96.0% (cost $28,790,878)		50,520,667
Other assets in excess of liabilities - 4.0%		2,126,711
NET ASSETS - 100%		$52,647,378

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 97.4%
Consumer Discretionary - 19.9%
23,841	Bally Technologies Inc. (a)	$1,870,326
45,894	BorgWarner Inc.	2,565,934
30,000	Brinker International Inc.	1,390,200
41,722	Cabela’s Inc. (a)	2,781,189
81,410	Chico’s FAS Inc.	1,533,764
29,801	Discovery Communications Inc. — Class C (a)	2,499,112
49,668	Foot Locker Inc.	2,058,242
29,801	HanesBrands Inc.	2,094,116
29,801	Nordstrom Inc.	1,841,702
90,397	Pier 1 Imports Inc.	2,086,363
12,914	Polaris Industries Inc.	1,880,795
99,337	PulteGroup Inc.	2,023,495
301,488	Standard Pacific Corp. (a)	2,728,466
59,602	Tenneco Inc. (a)	3,371,685
11,920	Ulta Salon Cosmetics & Fragrance Inc. (a)	1,150,518
10,232	Wynn Resorts Ltd.	1,987,157
		33,863,064
Consumer Staples - 5.2%
12,417	Church & Dwight Co. Inc.	822,999
47,682	Herbalife Ltd.	3,752,573
22,251	PriceSmart Inc.	2,570,881
57,019	Snyders-Lance Inc.	1,637,586
		8,784,039
Energy - 6.2%
25,033	Concho Resources Inc. (a)	2,703,564
231,356	Kodiak Oil & Gas Corp. (a)	2,593,501
35,761	Noble Energy Inc.	2,435,681
131,125	Northern Oil and Gas Inc. (a)	1,976,054
9,300	Oceaneering International Inc.	733,584
		10,442,384
Financials - 9.2%
13,410	Affiliated Managers Group Inc. (a)	2,908,361
20,998	Credit Acceptance Corp. (a)	2,729,530
49,668	Home Bancshares Inc.	1,855,100
59,602	Portfolio Recovery Associates Inc. (a)	3,149,369
12,914	Signature Bank (a)	1,387,222
57,748	Stifel Financial Corp. (a)	2,767,284
10,000	T. Rowe Price Group Inc.	837,700
		15,634,566
Health Care - 9.9%
7,840	Bio-Reference Labs Inc. (a)	200,234
54,655	Catamaran Corp. (a)	2,595,019
41,324	Cerner Corp. (a)	2,303,400
273,177	PDL BioPharma Inc.	2,305,614
46,688	Questcor Pharmaceuticals Inc.	2,542,162
23,841	Teleflex Inc.	2,237,716
31,291	United Therapeutics Corp. (a)	3,538,386
34,000	Zoetis Inc. - Class A	1,111,460
		16,833,991
Industrials - 19.3%
45,887	AGCO Corp.	2,716,052
43,235	Applied Industrial Technologies Inc.	2,122,406
7,000	Cummins Inc.	986,790
30,794	Dover Corp.	2,972,853
40,800	Fortune Brands Home & Security Inc.	1,864,560
19,867	Genesee & Wyoming Inc. - Class A (a)	1,908,225
43,708	HUB Group Inc. - Class A (a)	1,743,075
33,000	Jacobs Engineering Group Inc. (a)	2,078,670
32,682	Lincoln Electric Holdings Inc.	2,331,534
10,689	Middleby Corp. (a)	2,565,039
30,794	Pall Corp.	2,628,268
12,616	Roper Industries Inc.	1,749,587
147,377	Southwest Airlines Co.	2,776,583
23,841	Triumph Group Inc.	1,813,585
56,622	Woodward Inc.	2,582,529
		32,839,756
Information Technology - 18.7%
52,649	Adobe Systems Inc. (a)	3,152,622
29,801	Akamai Technologies Inc. (a)	1,406,011
49,668	Broadridge Financial Solutions Inc.	1,962,879
160,330	Cadence Design Systems Inc. (a)	2,247,827
19,867	Citrix Systems Inc. (a)	1,256,588
42,715	Cognizant Technology Solutions Corp. - Class A (a)	4,313,361
9,934	FactSet Research Systems Inc.	1,078,634
56,622	Fiserv Inc. (a)	3,343,529
50,620	IAC/InterActiveCorp.	3,477,088
27,417	Jack Henry & Associates Inc.	1,623,360
99,337	Mentor Graphics Corp.	2,391,042
50,662	NeuStar Inc. - Class A (a)	2,526,007
26,821	OSI Systems Inc. (a)	1,424,463
18,079	VMware Inc. - Class A (a)	1,621,867
		31,825,278
Materials - 9.0%
9,934	Agrium Inc.	908,762
54,635	Caesarstone Sdot-Yam Ltd.	2,713,720
30,794	Eastman Chemical Co.	2,485,076
31,788	FMC Corp.	2,398,723
75,496	HB Fuller Co.	3,928,812
69,536	PH Glatfelter Co.	1,921,975
9,934	Sigma-Aldrich Corp.	933,895
		15,290,963

Total Common Stocks (cost $99,569,654)		165,514,041

See accompanying Notes to Schedules of Portfolio Investments.

Shares	Security Description	Value
Short Term Investments - 1.7%
Investment Company - 1.7%
2,869,144	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$2,869,144

Total Short Term Investments (cost $2,869,144)		2,869,144

Total Investments - 99.1% (cost $102,438,798)		168,383,185
Other assets in excess of liabilities - 0.9%		1,569,328
NET ASSETS - 100%		$169,952,513

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 98.0%
Consumer Discretionary - 13.5%
136,800	Ann Inc. (a)	$5,001,408
66,300	Buckle Inc.	3,484,728
300,400	Callaway Golf Co.	2,532,372
98,100	Iconix Brand Group Inc. (a)	3,894,570
54,300	International Speedway Corp. - Class A	1,927,107
84,100	Jack in the Box Inc. (a)	4,206,682
70,900	Steiner Leisure Ltd. (a)	3,487,571
41,900	Vitamin Shoppe Inc. (a)	2,179,219
		26,713,657
Consumer Staples - 3.0%
65,500	Calavo Growers Inc.	1,982,030
21,100	Lancaster Colony Corp.	1,859,965
27,600	WD-40 Co.	2,061,168
		5,903,163
Energy - 6.8%
49,800	Dresser-Rand Group Inc. (a)	2,969,574
96,100	Matrix Service Co. (a)	2,351,567
37,200	PDC Energy Inc. (a)	1,979,784
23,700	SM Energy Co.	1,969,707
70,300	Tidewater Inc.	4,166,681
		13,437,313
Financials - 20.9%
115,800	Cardinal Financial Corp.	2,084,400
40,900	Cullen/Frost Bankers Inc.	3,044,187
8,039	GAMCO Investors Inc.	699,152
35,600	Home Properties Inc.	1,908,872
30,500	Jones Lang LaSalle Inc.	3,122,895
66,900	LTC Properties Inc.	2,367,591
92,600	Mack-Cali Realty Corp.	1,989,048
116,500	MB Financial Inc.	3,738,485
216,600	Old National Bancorp	3,329,142
131,600	Selective Insurance Group	3,561,096
112,075	Southside Bancshares Inc.	3,064,130
97,200	Stifel Financial Corp. (a)	4,657,824
54,500	UMB Financial Corp.	3,503,260
136,100	United Bankshares Inc.	4,280,345
		41,350,427
Health Care - 10.7%
145,567	AMN Healthcare Services Inc. (a)	2,139,835
82,200	CONMED Corp.	3,493,500
49,100	Greatbatch Inc. (a)	2,172,184
103,400	Team Health Holdings Inc. (a)	4,709,870
159,400	VCA Antech Inc. (a)	4,998,784
75,000	West Pharmaceutical Services Inc.	3,679,500
		21,193,673
Industrials - 15.9%
100,100	Actuant Corp. - Class A	3,667,664
113,900	Barnes Group Inc.	4,363,509
40,400	Carlisle Cos. Inc.	3,207,760
54,900	CLARCOR Inc.	3,532,815
12,439	Forward Air Corp.	546,196
59,400	Granite Construction Inc.	2,077,812
27,000	IDEX Corp.	1,993,950
248,200	Navigant Consulting Inc. (a)	4,765,440
177,500	Tetra Tech Inc. (a)	4,966,450
97,600	Werner Enterprises Inc.	2,413,648
		31,535,244
Information Technology - 18.7%
39,400	Anixter International Inc. (a)	3,539,696
45,400	CACI International Inc. - Class A (a)	3,324,188
43,300	Littelfuse Inc.	4,023,869
280,299	Micrel Inc.	2,766,551
119,200	Microsemi Corp. (a)	2,974,040
45,600	MTS Systems Corp.	3,249,000
74,300	National Instruments Corp.	2,379,086
62,000	NetGear Inc. (a)	2,042,280
101,530	Park Electrochemical Corp.	2,915,942
115,900	PTC INC (a)	4,101,701
27,200	Syntel Inc. (a)	2,473,840
59,900	Zebra Technologies Corp. - Class A (a)	3,239,392
		37,029,585
Materials - 4.9%
49,100	Carpenter Technology Corp.	3,054,020
99,200	Materion Corp.	3,060,320
72,000	Sensient Technologies Corp.	3,493,440
		9,607,780
Utilities - 3.6%
60,600	IDACORP Inc.	3,141,504
122,200	Westar Energy Inc.	3,931,174
		7,072,678

Total Common Stocks (cost $130,171,596)		193,843,520

Short Term Investments - 1.7%
Investment Company - 1.7%
3,436,119	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	3,436,119

Total Short Term Investments (cost $3,436,119)		3,436,119

Total Investments - 99.7% (cost $133,607,715)		197,279,639
Other assets in excess of liabilities - 0.3%		637,296
NET ASSETS - 100%		$197,916,935

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2013

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  As of December 31, 2013, the Company offered shares of six distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser and Treasurer, who serves on the committee as a non-voting member.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

QUARTERLY REPORT 2013

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2013, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$28,337,829	$—	$28,337,829
Corporate Bonds	—	27,305,589	—	27,305,589
Government and Agency Obligations	—	38,985,654	—	38,985,654
Preferred Stocks	403,706	—	—	403,706
Short Term Investments	2,002,966	—	—	2,002,966
Total	$2,406,672	$94,629,072	$—	$97,035,744

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$22,827,228	$—	$22,827,228
Corporate Bonds	—	19,441,987	—	19,441,987
Government and Agency Obligations	—	33,492,321	—	33,492,321
Preferred Stock	425,726	—	—	425,726
Exchange Traded Funds	468,766	—	—	468,766
Investment Company	1,200,439	—	—	1,200,439
Short Term Investments	1,835,611	—	—	1,835,611
Total	$3,930,542	$75,761,536	$—	$79,692,078

QUARTERLY REPORT 2013

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$54,144,450	$—	$—	$54,144,450
Corporate Bonds	—	13,333,497	—	13,333,497
Government and Agency Obligations	—	7,508,519	—	7,508,519
Short Term Investments	5,359,922	—	—	5,359,922
Total	$59,504,372	$20,842,016	$—	$80,346,388

Large Cap Growth Fund
Common Stocks	$49,789,518	$—	$—	$49,789,518
Short Term Investments	731,149	—	—	731,149
Total	$50,520,667	$—	$—	$50,520,667

Growth Opportunities Fund
Common Stocks	$165,514,041	$—	$—	$165,514,041
Short Term Investments	2,869,144	—	—	2,869,144
Total	$168,383,185	$—	$—	$168,383,185

Small Company Fund
Common Stocks	$193,843,520	$—	$—	$193,843,520
Short Term Investments	3,436,119	—	—	3,436,119
Total	$197,279,639	$—	$—	$197,279,639

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended December 31, 2013.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2013.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board.  Not all restricted securities are considered illiquid.  As of December 31, 2013, the Balanced Fund held the following Rule 144A security that was not deemed liquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 2.95%, 04/13/20	3/31/10	$500,000	$482,308	0.6%

QUARTERLY REPORT 2013

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

2. Federal Income Taxes

As of December 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$96,601,521	$1,205,302	$(771,079)	$434,223
Income Fund	79,771,277	2,152,481	(2,231,680)	(79,199)
Balanced Fund	63,129,422	17,567,234	(350,268)	17,216,966
Large Cap Growth Fund	28,821,459	21,709,226	(10,018)	21,699,208
Growth Opportunities Fund	102,511,340	65,961,882	(90,037)	65,871,845
Small Company Fund	133,844,720	64,425,717	(990,798)	63,434,919

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales and tax amortization/accretion methods for premium and market discount.

3. Subsequent Events

On November 19, 2013, the Board approved a Plan of Liquidation (the “Plan”) for the Large Cap Growth Fund.  Effective at the close of business on January 29, 2014, the Large Cap Growth Fund was liquidated and its assets were subsequently distributed to shareholders of record that date.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	February 28, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	February 28, 2014

Exhibit List

Exhibit 3(a):                            Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.